Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Information Of Associate Accounted For Using Equity Method To Carrying Amount Of Interest In Associate [Abstract]
Summary of equity-accounted investees
The fair value of the identifiable assets and liabilities of Skillaz at the date of acquisition has been calculated with reference to its value in use (Level 3) and were as follows:

Fair value
Non-current assets	135,059
Current assets	100,714
Non-current liabilities	(20,168)
Current liabilities	(13,158)

Total net assets (100%)	202,447

Group’s share of net assets (25.01%)	50,632

Summary of cash consideration transferred
Goodwill on transaction was calculated as the excess of the consideration transferred by the Group over the share in the fair value of the net assets acquired and the fair value of the call option.

Total
Call option	25,341
Group’s share of net assets (25.01%)	50,632
Goodwill	158,757

Cash consideration transferred	234,730

Summary of financial information to the carrying amount of the group's interest in associate
The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in Skillaz.

December 31, 2019
Percentage ownership interest	25.01%
Non-current assets	95,717
Current assets	70,697
Non-current liabilities	(26,606)
Current liabilities	(59,479)

Net assets (100%)	80,329

Group’s share of net assets (25.01%)	20,090
Goodwill	158,757

Carrying amount of the Group’s interest in associate	178,847

Period from May 6, 2019 till December 31, 2019
Revenue	67,701
Loss from continuing operations (100%)	(122,118)
Total comprehensive loss (100%)	(122,118)
Group’s share of total comprehensive loss (25.01%)	(30,542)